ACQUISITION OF TARUS (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Assets:
Goodwill		$ 43,324
Tarus Acquisition [Member]
Assets:
Identifiable intangible assets	28,200
Goodwill	538
Total assets	28,738
Consideration:
Fair value of shares issued	17,200
Liabilities assumed	3,000
Deferred purchase consideration at fair value	8,538
Total liabilities	$ 28,738